Impairment (Tables)	12 Months Ended
Dec. 31, 2018
Impairment
Schedule of the allocation of goodwill to groups of CGU's

EURm	2018	2017
Mobile Networks	963	950
Fixed Networks	836	812
Global Services	1 306	1 288
IP/Optical Networks	1 871	1 847
Nokia Software	434	405

Schedule of key assumptions applied in impairment testing analysis

	2018	2017	2018	2017
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.1	1.1	9.2	8.9
Fixed Networks	1.1	1.1	7.9	8.6
Global Services	1.0	1.0	8.6	8.9
IP/Optical Networks	1.3	1.3	9.1	9.3
Nokia Software	1.6	1.7	8.7	8.2

Schedule of impairment charges by asset category

EURm	2018	2017	2016
Goodwill	–	141	–
Other intangible assets	16	33	9
Property, plant and equipment	39	25	–
Available-for-sale investments	–	45	116
Total	55	244	125